UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Enhanced Global Bond Fund

		Principal Amount ($) (a)	Value ($)

Bonds 87.4%
Argentina 0.8%
Republic of Argentina, Series NY, 8.28%, 12/31/2033 (Cost $1,220,784)		1,580,734	1,410,805
Austria 1.5%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,691,795
Belgium 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019 (Cost $622,188)		600,000	781,850
Bermuda 0.2%
Weatherford International Ltd., 5.125%, 9/15/2020 (Cost $384,469)		385,000	413,143
Canada 3.1%
Government of Canada:
4.25%, 6/1/2018	CAD	2,000,000	2,340,028
5.0%, 6/1/2014	CAD	1,990,000	2,279,258
Series WL43, 5.75%, 6/1/2029	CAD	590,000	832,626

(Cost $4,209,647)			5,451,912
Chile 0.8%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,434,128
El Salvador 0.0%
Republic of EL Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	22,550
France 3.1%
Government of France, 4.25%, 10/25/2023 (Cost $4,660,833)	EUR	3,480,000	5,431,445
Germany 1.7%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,531,735
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,363,689

(Cost $2,559,439)			2,895,424
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	347,985
Indonesia 0.5%
Republic of Indonesia, REG S, 6.875%, 1/17/2018 (Cost $646,542)		700,000	831,250
Italy 2.5%
Buoni Poliennali Del Tesoro:
4.0%, 2/1/2017	EUR	1,100,000	1,484,647
5.25%, 8/1/2017	EUR	1,060,000	1,511,538
6.0%, 5/1/2031	EUR	450,000	628,823
6.5%, 11/1/2027	EUR	460,000	676,381

(Cost $4,463,788)			4,301,389
Japan 16.2%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	8,578,149
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	14,089,734
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	761,525
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	1,150,124
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,830,907
Series 32, 2.3%, 3/20/2040	JPY	75,000,000	1,033,575

(Cost $20,726,801)			28,444,014
Kazakhstan 0.1%
KazMunayGaz National Co., Series 1, REG S, 8.375%, 7/2/2013 (Cost $160,615)		170,000	185,300
Liberia 0.7%
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (Cost $1,106,875)		1,100,000	1,185,250
Lithuania 0.6%
Republic of Lithuania, REG S, 5.125%, 9/14/2017 (Cost $1,016,250)		1,000,000	1,031,000
Luxembourg 0.3%
ArcelorMittal, 6.125%, 6/1/2018 (Cost $520,245)		500,000	550,263
Mexico 4.5%
United Mexican States, Series M, 8.0%, 6/11/2020 (Cost $7,293,989)	MXN	85,000,000	7,948,495
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $864,579)	EUR	625,000	819,482
Netherlands 3.5%
Government of Netherlands, 4.5%, 7/15/2017	EUR	3,570,000	5,736,526
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	413,875

(Cost $5,549,132)			6,150,401
Panama 0.1%
Republic of Panama, 6.7%, 1/26/2036 (Cost $113,100)		120,000	144,300
Poland 4.0%
Republic of Poland, Series 1019, 5.5%, 10/25/2019 (Cost $6,351,904)	PLN	20,000,000	7,079,169
Portugal 0.2%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	384,210
Russia 0.7%
Russian Federation, 144A, 5.0%, 4/29/2020 (Cost $1,269,600)		1,200,000	1,263,000
Serbia 0.3%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $464,310)		472,500	474,863
South Africa 1.4%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		1,200,000	1,260,000
Republic of South Africa, 6.25%, 3/8/2041		1,050,000	1,152,375

(Cost $2,253,775)			2,412,375
Spain 0.4%
Santander International Debt SA, 5.625%, 2/14/2012 (Cost $700,915)	EUR	450,000	653,556
Sweden 0.9%
Government of Sweden, Series 1046, 5.5%, 10/8/2012	SEK	6,000,000	993,299
Nordea Bank AB, 144A, 4.875%, 5/13/2021		635,000	623,915

(Cost $1,634,305)			1,617,214
United Kingdom 4.3%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	575,485
Barclays Bank PLC, Series 169, 4.25%, 10/27/2011	EUR	150,000	216,808
Lloyds TSB Bank PLC, Series 2, 3.75%, 11/17/2011	EUR	400,000	578,329
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	902,952
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	1,851,048
5.0%, 3/7/2025	GBP	1,765,000	3,376,526

(Cost $7,304,191)			7,501,148
United States 33.4%
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,200,000	1,275,000
Amgen, Inc., 5.65%, 6/15/2042		313,000	333,170
Applied Materials, Inc., 5.85%, 6/15/2041		685,000	736,046
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-2, 5.822% *, 4/10/2049		1,095,000	1,175,823
Bank of America Corp., 5.75%, 12/1/2017		450,000	481,207
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		260,000	276,065
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (b)		355,000	354,705
Caterpillar Financial Services Corp., 2.05%, 8/1/2016		698,000	702,035
CBS Corp., 5.9%, 10/15/2040		605,000	611,953
CCO Holdings LLC:
6.5%, 4/30/2021		1,200,000	1,197,000
7.0%, 1/15/2019		400,000	416,000
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.937% *, 8/15/2018		1,600,000	1,683,811
Citigroup, Inc., 5.375%, 8/9/2020		1,300,000	1,388,204
CNA Financial Corp., 5.75%, 8/15/2021		1,196,000	1,273,550
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 5.82% *, 6/15/2038		1,040,000	1,152,712
CSX Corp.:
6.15%, 5/1/2037		300,000	337,074
6.25%, 3/15/2018		800,000	943,750
CVS Caremark Corp., 5.75%, 5/15/2041		435,000	452,956
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	545,813
DTE Energy Co., 7.625%, 5/15/2014		167,000	194,527
Equinix, Inc., 7.0%, 7/15/2021		1,625,000	1,690,000
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	477,599
7.25%, 6/15/2019		1,030,000	1,243,676
Federal National Mortgage Association:
3.5%, 8/1/2025 (c)		1,375,000	1,413,564
4.0%, 10/1/2039 (c)		1,750,000	1,777,891
4.5% with various maturities from 3/1/2023 to 3/1/2039 (c)		2,158,996	2,275,641
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		5,193,909	630,774
Fifth Third Bancorp., 5.45%, 1/15/2017		390,000	422,239
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	534,898
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		250,000	255,063
Ford Motor Credit Co., LLC, 7.0%, 4/15/2015		2,225,000	2,436,375
General Electric Capital Corp., 5.3%, 2/11/2021		500,000	532,971
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		4,380,133	161,973
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		1,444,810	172,451
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		2,156,602	276,823
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		2,055,833	400,655
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		1,070,020	212,992
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,422,424	553,069
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		2,596,277	225,640
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		3,294,828	682,798
"BI", Series 2010-168, Interest Only, 5.0%, 4/20/2040		2,148,255	333,770
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		512,913	86,245
7.0% with various maturities from 1/15/2029 until 2/15/2029		82,486	95,119
International Lease Finance Corp., 5.75%, 5/15/2016		651,000	649,650
J.C. Penney Co., Inc., 5.65%, 6/1/2020		1,700,000	1,683,000
JPMorgan Chase & Co., 2.6%, 1/15/2016		300,000	298,274
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2005-CB12, 4.895%, 9/12/2037		2,000,000	2,160,147
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (b)		1,075,000	1,084,524
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		690,000	750,955
Levi Strauss & Co., 7.625%, 5/15/2020 (d)		2,593,000	2,609,206
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (b)		400,000	434,584
McKesson Corp., 4.75%, 3/1/2021		550,000	597,913
MGM Resorts International, 9.0%, 3/15/2020		750,000	834,375
Morgan Stanley, 5.75%, 1/25/2021		620,000	652,696
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043 (b)		400,000	424,132
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		340,000	350,695
NBCUniversal Media LLC, 144A, 5.95%, 4/1/2041		430,000	451,807
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.267% *, 11/27/2018		1,509,022	1,488,555
"A4", Series 2006-1, 0.349% *, 11/23/2022		1,875,000	1,831,871
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	682,500
Nuveen Investments, Inc., 10.5%, 11/15/2015		450,000	469,125
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	157,564
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		300,000	317,835
6.4%, 7/1/2017		250,000	295,453
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		650,000	622,356
Sunoco Logistics Partners Operations LP, 6.1%, 2/15/2042		472,000	484,797
SunTrust Banks, Inc., 3.6%, 4/15/2016		259,000	265,776
The Gap, Inc., 5.95%, 4/12/2021		1,268,000	1,251,099
Time Warner, Inc.:
6.2%, 3/15/2040		400,000	428,208
7.625%, 4/15/2031		400,000	494,379
United States Steel Corp., 7.375%, 4/1/2020 (d)		900,000	934,875
US Treasury Note, 0.875%, 1/31/2012		1,000,000	1,003,281
Verizon Communications, Inc., 4.6%, 4/1/2021		310,000	333,180
Wells Fargo & Co., 4.6%, 4/1/2021		1,020,000	1,061,699
Williams Partners LP, 4.125%, 11/15/2020		480,000	479,682
Yum! Brands, Inc.:
3.875%, 11/1/2020		450,000	450,743
5.3%, 9/15/2019		90,000	99,860

(Cost $56,848,639)			58,558,423
Venezuela 0.4%
Republic of Venezuela, REG S, 7.75%, 10/13/2019 (Cost $699,777)		1,000,000	721,000

Total Bonds (Cost $138,191,897)			153,137,139
Loan Participations and Assignments 0.6%
Russia
Gazprom:
REG S, 6.51%, 3/7/2022		530,000	577,700
144A, 8.125%, 7/31/2014		265,000	302,444
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	115,125

Total Loan Participations and Assignments (Cost $883,870)			995,269
Short-Term US Treasury Obligations 1.8%
US Treasury Bills:
0.045% **, 8/18/2011		2,000,000	1,999,958
0.135% **, 9/15/2011 (e)		1,096,000	1,095,881

Total Short-Term US Treasury Obligations (Cost $3,095,773)			3,095,839

	Shares	Value ($)
Securities Lending Collateral 2.0%
Daily Assets Fund Institutional, 0.13% (f) (g) (Cost $3,422,200)	3,422,200	3,422,200
Cash Equivalents 8.7%
Central Cash Management Fund, 0.12% (f) (Cost $15,317,965)	15,317,965	15,317,965

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $160,911,705) †	100.5	175,968,412
Other Assets and Liabilities, Net	(0.5)	(872,980)

Net Assets	100.0	175,095,432

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $161,729,652.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $14,238,760. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,768,527 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,529,767.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Taxable issue.
(c)	When-issued or delayed delivery security included.
(d)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $3,297,938 which is 1.9% of net assets.
(e)	At July 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long US Treasury Bond	USD	9/21/2011	23	3,034,563	68,562

At July 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Japanese Yen Currency	USD	9/19/2011	11	1,785,025	(83,875)

As of July 31, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	11,635,958	BRL	18,524,445	8/16/2011	271,755	Morgan Stanley
USD	19,538,602	NZD	23,710,054	8/16/2011	1,250,809	Bank of America
USD	11,692,384	AUD	11,001,873	8/16/2011	389,472	BNP Paribas
USD	19,496,340	EUR	13,866,164	8/16/2011	446,832	Bank of America
USD	11,719,818	HUF	2,245,985,984	8/16/2011	277,448	BNP Paribas
USD	2,273,250	AUD	2,100,000	10/27/2011	8,024	HSBC Bank USA
USD	1,682,767	CHF	1,350,000	10/27/2011	34,738	HSBC Bank USA
USD	9,294,872	JPY	725,000,000	10/27/2011	132,061	HSBC Bank USA
USD	4,912,740	GBP	3,000,000	10/27/2011	6,997	HSBC Bank USA
EUR	546,482	PLN	2,200,000	10/27/2011	100	HSBC Bank USA
MXN	81,000,000	USD	6,914,626	10/27/2011	69,666	HSBC Bank USA
PLN	16,000,000	USD	5,746,198	10/27/2011	47,065	HSBC Bank USA
Total unrealized appreciation					2,934,967

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	11,636,374	TRY	19,347,753	8/16/2011	(257,780)	BNP Paribas
SGD	14,407,901	USD	11,788,121	8/16/2011	(186,980)	Morgan Stanley
NOK	43,223,704	USD	7,738,261	8/16/2011	(295,963)	BNP Paribas
CAD	18,524,445	USD	19,214,754	8/16/2011	(200,257)	Nomura International PLC
CHF	9,468,049	USD	11,431,128	8/16/2011	(585,907)	Bank of America
JPY	922,517,337	USD	11,635,649	8/16/2011	(317,885)	Morgan Stanley
TWD	335,909,927	USD	11,642,922	8/16/2011	(7,353)	Nomura International PLC
USD	1,605,440	KRW	1,700,000,000	10/27/2011	(2,944)	HSBC Bank USA
USD	24,600,700	EUR	17,000,000	10/27/2011	(226,573)	HSBC Bank USA
USD	1,760,125	CNY	11,300,000	10/27/2011	(4,554)	HSBC Bank USA
Total unrealized depreciation					(2,086,196)

Currency Abbreviations

AUD	Australian Dollar			MXN	Mexican Peso
BRL	Brazilian Dollar			NOK	Norwegian Krone
CAD	Canadian Dollar			NZD	New Zealand Dollar
CHF	Swiss Franc			PLN	Polish Zloty
CNY	Chinese Yuan			SEK	Swedish Krona
EUR	Euro			SGD	Singapore Dollar
GBP	British Pound			TRY	Turkish Lira
HUF	Hungarian Forint			TWD	Taiwan Dollar
JPY	Japanese Yen			USD	United States Dollar
KRW	South Korean Won

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments
	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Bonds	$—	$153,137,139	$—	$153,137,139
Loan Participations and Assignments	—	995,269	—	995,269
Short-Term Investments(h)	18,740,165	3,095,839	—	21,836,004
Derivatives(i)	68,562	2,934,967	—	3,003,529
Total	$18,808,727	$160,163,214	$—	$178,971,941
Liabilities
Derivatives(i)	$(83,875)	$(2,086,196)	$—	$(2,170,071)
Total	$(83,875)	$(2,086,196)	$—	$(2,170,071)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(83,875)	$848,771
Interest Rate Contracts	$68,562	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011